S-K 1602(a)(4) Forepart, Adjusted NTBV	Jun. 30, 2026 $ / shares
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.74
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.13
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.87
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.19
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.81
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.58
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	6.42
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.14
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	9.86
Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.73
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.12
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.88
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.18
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.82
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.57
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	6.43
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.15
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 9.85